Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized tax benefits, recorded in other long-term liabilities
Balance of unrecognized tax benefits as at January 1	$ 45,302	$ 40,943	$ 17,296
Increase for positions taken in prior years	83	4,037
Increase for positions related to the current year	3,308	8,979	27,552
Decreases for positions taken in prior years		(4,557)	(3,905)
Decreases related to statute of limitations	(8,889)	(4,100)
Balance of unrecognized tax benefits as at December 31	$ 39,804	$ 45,302	$ 40,943